Leases (Details) - Schedule of lease liabilities - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Schedule Of Lease Liabilities Abstract
Balance Lease liability, beginning		$ 17,880	$ 24,378	$ 24,584
Lease additions	[1]	193,856	1,388	20,531
Subsidiaries’ Acquisitions	[1]	146,187
Foreign currency translation	[1]	(1,172)
Lease disposals	[1]	(195)	(1,704)	(13,966)
Rent payments	[2]	(76,214)	(6,899)	(8,825)
Interest expense	[1]	11,566	717	2,054
Balance Lease liability, ending		$ 291,908	$ 17,880	$ 24,378

[1]	Changes that do not represent cash flow
[2]	Changes that represent cash flow